Acquisitions and divestitures - Divestitures (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017
Noncontrolling Interest [Line Items]
Total purchase consideration					€ 700,000
Gain from divestiture		€ 0	€ 0	€ 2,007,000
Myhotelshop N.V.
Noncontrolling Interest [Line Items]
Number of shares issued in transaction (in shares)	8,074
Proceeds from issuance of new shares	€ 0.1
Percentage ownership before transaction	61.30%
Percentage ownership after transaction	49.00%
Gain from divestiture	€ 2,000,000.0
Gain on retained noncontrolling investment	400,000
Gain recognized on receivable from loan granted to investment	€ 1,000,000.0
Due from Related Parties, Noncurrent		€ 1,000,000.0